Income Taxes Tax Return Filing Determinations and Elections (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 19, 2009	Oct. 06, 2009	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Income Tax Contingency, Federal Statutory Rate for Foreign Shareholders			30.00%
Effective tax rate			16.00%	16.00%	14.00%
Acquisition Date		Oct. 06, 2009
Formation of LLP	Aug. 19, 2009
Internal Revenue Service (IRS) [Member] | IRS NOPA [Member]
Income Tax Contingency [Line Items]
Adjustment recorded			0
Minimum [Member] | IRS NOPA [Member]
Income Tax Contingency [Line Items]
Income Tax Contingency, Increased Future Effective Tax Rate			20.00%
Maximum [Member] | IRS NOPA [Member]
Income Tax Contingency [Line Items]
Income Tax Contingency, Increased Future Effective Tax Rate			22.00%